Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock [Text Block]
12. Treasury Stock

In April 2011, the Company repurchased 1,940,744 shares of common stock for $16,496. Prior to the repurchase, a certain stockholder converted 14,096 shares of Series B and 29,663 shares of Series C preferred shares into common stock. Additionally, in June 2011, the Company repurchased 635,288 shares of common stock for $5,400. In December 2010, the Company repurchased 238,936 shares of common stock for $1,822.

The Company has 8,558,712 shares of its common stock in treasury stock as of December 31, 2011. Of these shares, the Company’s wholly-owned subsidiary holds 5,743,744 shares of common stock.